Common Stock and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Reserved, Issued and Authorized Common Stock
The following table presents our reserved, issued and authorized shares of common stock at December 31, 2014.

Number of shares
Dividend reinvestment and common stock purchase plans	9,892,201
Director plans	942,715
Stock plans (1)	524,917,342
Convertible securities and warrants	104,259,902
Total shares reserved	640,012,160
Shares issued	5,481,811,474
Shares not reserved	2,878,176,366
Total shares authorized	9,000,000,000

(1)	Includes employee options, restricted shares and restricted share rights, 401 (k) profit sharing and compensation deferral plans.

Components of Stock Incentive Compensation Expense and Related Recognized Tax Benefit
The following table summarizes the major components of stock incentive compensation expense and the related recognized tax benefit.

	Year ended December 31,
(in millions)	2014	2013	2012
RSRs	$639	568	435
Performance shares	219	157	112
Stock options	—	—	13
Total stock incentive compensation expense	$858	725	560
Related recognized tax benefit	$324	273	211

Summary of RSRs and Restricted Share Awards
A summary of the status of our RSRs and restricted share awards at December 31, 2014, and changes during 2014 is in the following table:

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2014	60,643,994	$31.61
Granted	15,583,325	46.79
Vested	(21,307,272)	31.29
Canceled or forfeited	(1,347,898)	19.36
Nonvested at December 31, 2014	53,572,149	36.46

Summary of Performance Awards
A summary of the status of our PSAs at December 31, 2014 and changes during 2014 is in the following table, based on the target amount of awards:

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2014	10,839,148	$32.72
Granted	3,968,637	41.01
Vested	(5,513,017)	31.68
Nonvested at December 31, 2014	9,294,768	36.87

Stock Option Activity and Related Information
The table below summarizes stock option activity and related information for the stock plans. Options assumed in mergers are included in the activity and related information for Incentive Compensation Plans if originally issued under an employee plan, and in the activity and related information for Director Awards if originally issued under a director plan.

	Number	Weighted- average exercise price	Weighted- average remaining contractual term (in yrs.)	Aggregate intrinsic value (in millions)
Incentive compensation plans
Options outstanding as of December 31, 2013	140,484,056	$42.86
Canceled or forfeited	(2,844,648)	206.02
Exercised	(39,976,208)	29.93
Options exercisable and outstanding as of December 31, 2014	97,663,200	43.40	2.7	$2,476
Director awards
Options outstanding as of December 31, 2013	479,637	31.95
Exercised	(88,090)	31.43
Options exercisable and outstanding as of December 31, 2014	391,547	32.07	2.1	9

Summary of weighted-average per share fair value of options granted and the assumptions used
The following table presents the weighted-average per share fair value of options granted and the assumptions used, based on a Black-Scholes option valuation model. All of the options granted in 2013 and 2012 resulted from the reload feature.

	Year ended December 31,
	2014	2013	2012
Per share fair value of options granted	$—	1.58	2.79
Expected volatility	—%	18.3	29.2
Expected dividends	$—	0.93	0.68
Expected term (in years)	—	0.5	0.7
Risk-free interest rate	—%	0.1	0.1

Employee Stock Ownership Plan
The balance of common stock and unreleased preferred stock held in the Wells Fargo ESOP fund, the fair value of unreleased ESOP preferred stock and the dividends on allocated shares of common stock and unreleased ESOP Preferred Stock paid to the 401(k) Plan were:

	Shares outstanding
	December 31,
(in millions, except shares)	2014	2013	2012
Allocated shares (common)	136,801,782	137,354,139	136,821,035
Unreleased shares (preferred)	1,251,287	1,105,664	910,934
Fair value of unreleased ESOP preferred shares	$1,251	1,105	911

	Dividends paid
	Year ended December 31,
	2014	2013	2012
Allocated shares (common)	$186	159	117
Unreleased shares (preferred)	152	132	115